Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	tst1_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica JPMorgan Tactical Allocation VP

Supplement to the Currently Effective Prospectus and Summary Prospectus

* * *

The following replaces the corresponding information in the Prospectus and Summary Prospectus following the "Annual Total Returns" bar chart under the heading "Performance" for Transamerica JPMorgan Tactical Allocation VP:

At June 30, 2017, the year-to-date return was 4.36%.

	Quarter Ended	Return
Best Quarter:	06/30/2010	5.38%
Worst Quarter:	12/31/2008	-7.28%

Prior to September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (75%); the Russell 3000® Index (20%); and the MSCI EAFE Index (5%). As of September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consists of the Bloomberg Barclays U.S. Aggregate Bond Index (75%) and the MSCI World Index (25%). These changes were made to the constituent component indexes of the blended benchmark so that the blended benchmark would more accurately reflect the principal strategies of the portfolio.

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	5 Years	10 Years	Inception Date
Initial Class	4.46%	4.79%	2.62%	03/1/1994
Service Class	4.19%	4.53%	2.38%	05/01/2003
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.67%	7.07%
Transamerica JPMorgan Tactical Allocation VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	4.13%	4.77%	4.86%

[1]	As described above, prior to September 30, 2017, the blended benchmark consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (75%); the Russell 3000® Index (20%); and the MSCI EAFE Index (5%). The average annual total returns of the blended benchmark consisting of these previous constituent component indexes was 4.67%, 4.97% and 4.96% for the 1-, 5- and 10-year periods, respectively, ending December 31, 2016.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

* * *

Investors Should Retain this Supplement for Future Reference

		September 29, 2017
Transamerica JPMorgan Tactical Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst1_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica JPMorgan Tactical Allocation VP

Supplement to the Currently Effective Prospectus and Summary Prospectus

* * *

The following replaces the corresponding information in the Prospectus and Summary Prospectus following the "Annual Total Returns" bar chart under the heading "Performance" for Transamerica JPMorgan Tactical Allocation VP:

At June 30, 2017, the year-to-date return was 4.36%.

	Quarter Ended	Return
Best Quarter:	06/30/2010	5.38%
Worst Quarter:	12/31/2008	-7.28%

Prior to September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (75%); the Russell 3000® Index (20%); and the MSCI EAFE Index (5%). As of September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consists of the Bloomberg Barclays U.S. Aggregate Bond Index (75%) and the MSCI World Index (25%). These changes were made to the constituent component indexes of the blended benchmark so that the blended benchmark would more accurately reflect the principal strategies of the portfolio.

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	5 Years	10 Years	Inception Date
Initial Class	4.46%	4.79%	2.62%	03/1/1994
Service Class	4.19%	4.53%	2.38%	05/01/2003
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.67%	7.07%
Transamerica JPMorgan Tactical Allocation VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	4.13%	4.77%	4.86%

[1]	As described above, prior to September 30, 2017, the blended benchmark consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (75%); the Russell 3000® Index (20%); and the MSCI EAFE Index (5%). The average annual total returns of the blended benchmark consisting of these previous constituent component indexes was 4.67%, 4.97% and 4.96% for the 1-, 5- and 10-year periods, respectively, ending December 31, 2016.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

* * *

Investors Should Retain this Supplement for Future Reference

		September 29, 2017
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	At June 30, 2017, the year-to-date return was 4.36%.

	Quarter Ended	Return
Best Quarter:	06/30/2010	5.38%
Worst Quarter:	12/31/2008	-7.28%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Prior to September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (75%); the Russell 3000® Index (20%); and the MSCI EAFE Index (5%). As of September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consists of the Bloomberg Barclays U.S. Aggregate Bond Index (75%) and the MSCI World Index (25%). These changes were made to the constituent component indexes of the blended benchmark so that the blended benchmark would more accurately reflect the principal strategies of the portfolio.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.
Transamerica JPMorgan Tactical Allocation VP | Initial
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.28%)
1 Year	rr_AverageAnnualReturnYear01	4.46%
5 Years	rr_AverageAnnualReturnYear05	4.79%
10 Years	rr_AverageAnnualReturnYear10	2.62%
Inception Date	rr_AnnualReturnInceptionDate	Mar. 01, 1994
Transamerica JPMorgan Tactical Allocation VP | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.19%
5 Years	rr_AverageAnnualReturnYear05	4.53%
10 Years	rr_AverageAnnualReturnYear10	2.38%
Inception Date	rr_AnnualReturnInceptionDate	May 01, 2003
Transamerica JPMorgan Tactical Allocation VP | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Transamerica JPMorgan Tactical Allocation VP | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
Transamerica JPMorgan Tactical Allocation VP | Transamerica JPMorgan Tactical Allocation VP Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.13%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.77%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.86%	[1]

[1]	As described above, prior to September 30, 2017, the blended benchmark consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (75%); the Russell 3000® Index (20%); and the MSCI EAFE Index (5%). The average annual total returns of the blended benchmark consisting of these previous constituent component indexes was 4.67%, 4.97% and 4.96% for the 1-, 5- and 10-year periods, respectively, ending December 31, 2016.